UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2809
                                   811-10095

Name of Fund: Merrill Lynch Value Opportunities Fund, Inc.
              Master Value Opportunities Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Value Opportunities Fund, Inc. and Master Value Opportunities Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/05

Date of reporting period: 10/01/04 - 12/31/04

Item 1 - Schedule of Investments

Merrill Lynch Value Opportunities Fund, Inc.

Schedule of Investments as of December 31, 2004

     Beneficial
       Interest           Mutual Funds                                                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,152,880,366     Master Value Opportunities Trust                                                                $ 3,313,434,066
-----------------------------------------------------------------------------------------------------------------------------------
                    Total Mutual Funds (Cost - $2,717,624,557) - 100.1%                                               3,313,434,066

-----------------------------------------------------------------------------------------------------------------------------------
                    Total Investments (Cost - $2,717,624,557) - 100.1%                                                3,313,434,066

                    Liabilities in Excess of Other Assets - (0.1%)                                                       (3,433,486)
                                                                                                                    ---------------
                    Net Assets - 100.0%                                                                             $ 3,310,000,580
                                                                                                                    ===============

Master Value Opportunities Trust

Schedule of Investments as of December 31, 2004                (in U.S. dollars)

Industry*                                         Shares Held     Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.0%                          1,641,100  +  Triumph Group, Inc. (a)                           $    64,823,450
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.1%                         99,400     CNF, Inc.                                               4,979,940
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 1.1%                                768,500     American Axle & Manufacturing Holdings, Inc.           23,562,210
                                                    1,286,800  +  Hayes Lemmerz International, Inc.                      11,362,444
                                                      116,900  +  Shiloh Industries, Inc.                                 1,636,600
                                                                                                                    ---------------
                                                                                                                         36,561,254
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 2.4%                                  435,300  +  Applera Corp. - Celera Genomics Group                   5,985,375
                                                      296,200  +  Cephalon, Inc.                                         15,070,656
                                                    1,870,600  +  Human Genome Sciences, Inc. (f)                        22,484,612
                                                    1,926,700  +  Maxygen, Inc. (a)                                      24,642,493
                                                      446,314  +  Neurogen Corp.                                          4,177,499
                                                    1,633,173  +  Vical, Inc. (a)                                         7,675,913
                                                                                                                    ---------------
                                                                                                                         80,036,548
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.6%                              2,135,300     Janus Capital Group, Inc.                              35,894,393
                                                      721,700     W.P. Stewart & Co. Ltd. (f)                            17,075,422
                                                                                                                    ---------------
                                                                                                                         52,969,815
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.0%                                      249,100     Cytec Industries, Inc.                                 12,808,722
                                                      149,800  +  OM Group, Inc.                                          4,856,516
                                                      343,700     Valspar Corp.                                          17,188,437
                                                                                                                    ---------------
                                                                                                                         34,853,675
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 7.0%                               438,300     Bank of Hawaii Corp.                                   22,239,342
                                                      639,700     Banknorth Group, Inc.                                  23,413,020
                                                       92,400     Banner Corp.                                            2,881,956
                                                    2,068,100     The Colonial BancGroup, Inc.                           43,905,763
                                                       38,900  +  Community Bancorp                                       1,190,340
                                                      729,600     Compass Bancshares, Inc.                               35,509,632
                                                      184,200     First Merchants Corp.                                   5,212,860
                                                    1,355,500     First Midwest Bancorp, Inc.                            49,191,095
                                                      171,400     Mid-State Bancshares                                    4,910,610
                                                    1,466,900     Old National Bancorp                                   37,934,034
                                                      270,500  +  Texas Capital Bancshares, Inc.                          5,848,210
                                                                                                                    ---------------
                                                                                                                        232,236,862
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 2.6%                 249,900  +  Allied Waste Industries, Inc. (f)                       2,319,072
                                                      578,000     Ambassadors International, Inc. (a)                     9,091,940
                                                    1,388,100  +  Cornell Cos., Inc. (a)                                 21,071,358
                                                      810,900  +  Corrections Corp. of America                           32,800,905
                                                    1,218,900  +  Tetra Tech, Inc.                                       20,404,386
                                                                                                                    ---------------
                                                                                                                         85,687,661
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 3.8%                     1,591,850     Belden CDT, Inc.                                       36,930,920
                                                    2,918,900  +  CommScope, Inc. (a)(f)                                 55,167,210
                                                    3,909,172  +  Tellabs, Inc.                                          33,579,787
                                                                                                                    ---------------
                                                                                                                        125,677,917
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 1.1%                     653,700     Fluor Corp.                                            35,633,187
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 1.0%                         612,400     Martin Marietta Materials, Inc.                        32,861,384
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 2.2%                       2,695,900  +  Crown Holdings, Inc.                                   37,041,666
                                                    1,867,100  +  Smurfit-Stone Container Corp. (f)                      34,877,428
                                                                                                                    ---------------
                                                                                                                         71,919,094
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 4.8%                 211,700     Financial Select Sector SPDR Fund (l)                   6,463,201
                                                      418,400     Friedman Billings Ramsey Group, Inc. Class A            8,112,776
                                                       30,000     Midcap SPDR Trust Series 1 (m)                          3,633,900
                                                      442,200     Nasdaq-100 Index Tracking Stock (f)(n)                 17,648,202

Master Value Opportunities Trust

Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

Industry*                                         Shares Held     Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services                        370,300     iShares Russell 2000 Index Fund (o)               $    47,920,523
(concluded)                                           251,800     iShares S&P SmallCap 600/BARRA Value Index
                                                                  Fund (i)                                               30,669,240
                                                      275,500     iShares S&P SmallCap 600 Index Fund (j)                44,804,565
                                                                                                                    ---------------
                                                                                                                        159,252,407
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.0%                             758,100     Cinergy Corp.                                          31,559,703
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.1%                           341,900  +  Global Power Equipment Group, Inc. (f)                  3,364,296
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 4.0%             767,000  +  Anixter International, Inc. (f)                        27,604,330
                                                    1,880,900  +  Ingram Micro, Inc. Class A                             39,122,720
                                                      434,082  +  NU Horizons Electronics Corp.                           3,463,974
                                                    1,357,200  +  Tech Data Corp.                                        61,616,880
                                                                                                                    ---------------
                                                                                                                        131,807,904
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 3.8%                  1,491,400     Diamond Offshore Drilling (f)                          59,730,570
                                                      402,300     Energy Select Sector SPDR Fund (k)                     14,611,536
                                                      262,600  +  FMC Technologies, Inc. (f)                              8,455,720
                                                    1,714,400  +  Key Energy Services, Inc.                              20,229,920
                                                      100,200     Oil Service HOLDRs Trust (b)                            8,524,014
                                                      566,400  +  Rowan Cos., Inc.                                       14,669,760
                                                                                                                    ---------------
                                                                                                                        126,221,520
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 2.5%                                3,012,100  +  Del Monte Foods Co. (f)                                33,193,342
                                                    1,018,600  +  Hain Celestial Group, Inc. (f)                         21,054,462
                                                      153,500     The JM Smucker Co.                                      7,225,245
                                                      758,600  +  Smithfield Foods, Inc. (f)                             22,446,974
                                                                                                                    ---------------
                                                                                                                         83,920,023
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.0%                                   25,213     Delta Natural Gas Co., Inc.                               686,273
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 2.9%                36,200  +  Adeza Biomedical Corp.                                    635,310
                                                      686,185  +  CTI Molecular Imaging, Inc.                             9,736,965
                                                      116,700  +  Conor Medsystems, Inc.                                  1,616,295
                                                       71,600  +  Inamed Corp.                                            4,528,700
                                                      330,500     Invacare Corp.                                         15,288,930
                                                      970,600     Mentor Corp.                                           32,748,044
                                                      914,400  +  Steris Corp.                                           21,689,568
                                                      160,168     Utah Medical Products, Inc.                             3,598,975
                                                      275,200  +  Wright Medical Group, Inc. (f)                          7,843,200
                                                                                                                    ---------------
                                                                                                                         97,685,987
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 3.3%             1,935,200     Hooper Holmes, Inc.                                    11,456,384
                                                      765,300  +  Odyssey HealthCare, Inc.                               10,469,304
                                                   10,720,900  +  WebMD Corp.                                            87,482,544
                                                                                                                    ---------------
                                                                                                                        109,408,232
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 2.3%                  567,055     Ambassadors Group, Inc. (a)                            20,192,828
                                                      474,826     Dover Downs Gaming & Entertainment, Inc.                6,220,221
                                                      574,800  +  Isle of Capri Casinos, Inc.                            14,743,620
                                                    3,775,500  +  La Quinta Corp.                                        34,319,295
                                                                                                                    ---------------
                                                                                                                         75,475,964
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.6%                             367,200     Furniture Brands International, Inc.                    9,198,360
                                                      769,900     La-Z-Boy, Inc.                                         11,833,363
                                                                                                                    ---------------
                                                                                                                         21,031,723
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 3.6%                                  5,623,700  +  Convergys Corp. (f)                                    84,299,263
                                                    1,524,500     Sabre Holdings Corp. Class A                           33,782,920
                                                                                                                    ---------------
                                                                                                                        118,082,183
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.3%                       161,000     Teleflex, Inc.                                          8,362,340
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.9%                                       89,800     American National Insurance                             9,353,568

Master Value Opportunities Trust

Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

Industry*                                         Shares Held     Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Insurance                                           2,206,700  +  Conseco, Inc.                                     $    44,023,665
(concluded)                                           427,500     First American Corp.                                   15,022,350
                                                      599,671     Presidential Life Corp.                                10,170,420
                                                    1,182,100     Protective Life Corp.                                  50,463,849
                                                                                                                    ---------------
                                                                                                                        129,033,852
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 2.6%                 2,278,000  +  DoubleClick, Inc. (f)                                  17,722,840
                                                    1,360,200  +  Entrust, Inc.                                           5,155,158
                                                    2,959,067  +  Retek, Inc. (a)                                        18,198,262
                                                    2,166,936  +  Seebeyond Technology Corp.                              7,757,631
                                                      363,800  +  Stellent, Inc.                                          3,208,716
                                                   23,660,430  +  Vignette Corp. (a)                                     32,887,998
                                                                                                                    ---------------
                                                                                                                         84,930,605
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.1%                   186,100     Nautilus Group, Inc.                                    4,498,037
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.8%                                      922,700     Kaydon Corp.                                           30,467,554
                                                      487,400     Reliance Steel & Aluminum Co.                          18,989,104
                                                      815,600  +  Wolverine Tube, Inc. (a)                               10,529,396
                                                                                                                    ---------------
                                                                                                                         59,986,054
-----------------------------------------------------------------------------------------------------------------------------------
Media - 4.5%                                          157,700  +  Arbitron, Inc.                                          6,178,686
                                                      300,400     Catalina Marketing Corp.                                8,900,852
                                                    1,083,800     Harte-Hanks, Inc.                                      28,157,124
                                                    1,578,200  +  Paxson Communications Corp.                             2,177,916
                                                    1,872,800     The Reader's Digest Association, Inc. Class A          26,050,648
                                                      881,200  +  Scholastic Corp.                                       32,569,152
                                                    1,286,800  +  Valassis Communications, Inc. (f)                      45,050,868
                                                                                                                    ---------------
                                                                                                                        149,085,246
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.4%                                360,900  +  Foundation Coal Holdings, Inc.                          8,322,354
                                                    1,421,050     Gibraltar Industries, Inc.                             33,565,201
                                                      445,700  +  Golden Star Resources Ltd.                              1,790,146
                                                    1,915,600  +  GrafTech International Ltd. (f)                        18,121,576
                                                      218,600     Steel Dynamics, Inc.                                    8,280,568
                                                      264,000  +  Wheeling-Pittsburgh Corp.                              10,174,560
                                                                                                                    ---------------
                                                                                                                         80,254,405
-----------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 5.1%                                      110,100  +  Bill Barrett Corp.                                      3,522,099
                                                    1,237,600  +  Denbury Resources, Inc.                                33,972,120
                                                      797,500     Noble Energy, Inc.                                     49,173,850
                                                    1,105,691  +  Plains Exploration & Production Co.                    28,747,966
                                                      330,600  +  Spinnaker Exploration Co. (f)                          11,594,142
                                                      790,800  +  Stone Energy Corp.                                     35,657,172
                                                      275,700     Vintage Petroleum, Inc.                                 6,255,633
                                                                                                                    ---------------
                                                                                                                        168,922,982
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.8%                              4,420,700  +  King Pharmaceuticals, Inc.                             54,816,680
                                                      701,700     Medicis Pharmaceutical Corp. Class A                   24,636,687
                                                      316,700  +  Par Pharmaceutical Cos., Inc.                          13,105,046
                                                                                                                    ---------------
                                                                                                                         92,558,413
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 1.5%                                    733,300     Brandywine Realty Trust                                21,551,687
                                                       96,100  +  Housevalues, Inc.                                       1,443,422
                                                    1,385,393     Trizec Properties, Inc.                                26,211,636
                                                       85,700  +  ZipRealty, Inc.                                         1,531,459
                                                                                                                    ---------------
                                                                                                                         50,738,204
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 2.0%                                  2,705,700  +  Kansas City Southern (f)                               47,972,061

Master Value Opportunities Trust

Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

Industry*                                         Shares Held     Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail                                           482,000     USF Corp.                                         $    18,291,900
(concluded)                                                                                                         ---------------
                                                                                                                         66,263,961
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 1.8%       205,500  +  ATMI, Inc.                                              4,629,915
                                                      401,200  +  Actel Corp.                                             7,037,048
                                                    3,927,200  +  Anadigics, Inc. (a)(f)                                 14,727,000
                                                      840,000  +  Applied Micro Circuits Corp.                            3,536,400
                                                       58,400  +  Cascade Microtech, Inc.                                   783,728
                                                      793,100  +  DSP Group, Inc. (f)                                    17,709,923
                                                      995,000  +  Zoran Corp.                                            11,522,100
                                                                                                                    ---------------
                                                                                                                         59,946,114
-----------------------------------------------------------------------------------------------------------------------------------
Software - 5.2%                                     1,043,700  +  Agile Software Corp.                                    8,527,029
                                                    2,763,900  +  Ascential Software Corp. (f)                           45,079,209
                                                    3,481,100  +  Compuware Corp.                                        22,522,717
                                                    4,628,232  +  E.piphany, Inc. (a)                                    22,354,361
                                                      941,181  +  JDA Software Group, Inc.                               12,818,885
                                                      834,500  +  Lawson Software, Inc.                                   5,733,015
                                                    6,770,243  +  Parametric Technology Corp.                            39,876,731
                                                      236,200  +  Progress Software Corp.                                 5,515,270
                                                      449,700  +  Synopsys, Inc.                                          8,823,114
                                                                                                                    ---------------
                                                                                                                        171,250,331
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 3.2%                             2,299,200     Foot Locker, Inc.                                      61,917,456
                                                    1,371,300  +  Linens 'N Things, Inc.                                 34,008,240
                                                      599,700     Pier 1 Imports, Inc.                                   11,814,090
                                                                                                                    ---------------
                                                                                                                        107,739,786
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 2.9%                     158,300     Anchor Bancorp Wisconsin, Inc.                          4,614,445
                                                      273,700     Dime Community Bancshares                               4,901,967
                                                      159,800     Fidelity Bankshares, Inc.                               6,833,048
                                                       94,100  +  FirstFed Financial Corp.                                4,880,967
                                                      256,200  +  Franklin Bank Corp.                                     4,675,650
                                                    2,111,100     Sovereign Bancorp, Inc.                                47,605,305
                                                      114,300  +  Sterling Financial Corp.                                4,487,418
                                                      339,900     Webster Financial Corp.                                17,212,536
                                                                                                                    ---------------
                                                                                                                         95,211,336
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 1.0%               553,050     Applied Industrial Technologies, Inc.                  15,153,570
                                                      506,400     Watsco, Inc.                                           17,835,408
                                                                                                                    ---------------
                                                                                                                         32,988,978
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks
                                                                  (Cost - $2,588,580,373) - 95.9%                     3,178,507,646
===================================================================================================================================

                                                                  Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.0%                                1,317     Adrien Arpel, Inc.                                              0
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Preferred Stocks (Cost - $0) - 0.0%                       0
===================================================================================================================================

                                                                  Warrants(g)
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.2%                                760,000     UBS AG (e)                                             40,462,400
                                                      610,000     UBS AG (e)                                             33,001,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Warrants (Cost - $67,571,148) - 2.2%             73,463,400
===================================================================================================================================

                                                   Beneficial
                                                     Interest     Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                 $ 62,559,115     Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                                  Series I (c)                                           62,559,115
                                                  247,479,250     Merrill Lynch Liquidity Series, LLC Money Market
                                                                  Series (c)(d)                                         247,479,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Short-Term Securities
                                                                  (Cost - $310,038,365) - 9.4%                          310,038,365
===================================================================================================================================
                                                                  Total Investments
                                                                  (Cost - $2,966,189,886**) - 107.5%                  3,562,009,411

                                                                  Liabilities in Excess of Other Assets - (7.5%)       (248,575,345)
                                                                                                                    ---------------
                                                                  Net Assets - 100.0%                               $ 3,313,434,066
                                                                                                                    ===============

Master Value Opportunities Trust

Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

* For Trust compliance purposes, "Industry" means any one or more of the industry sub-classification used by one or more widely recognized indexes or ratings group indexes, and/or as defined by Trust management. The definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation/depreciation of investments as of December 31, 2004, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 2,981,404,033
                                                                ===============
      Gross unrealized appreciation                             $   655,448,442
      Gross unrealized depreciation                                 (74,843,064)
                                                                ---------------
      Net unrealized appreciation                               $   580,605,378
                                                                ===============

+     Non-income producing security.
(a) Investments in companies 5% or more of whose outstanding securities are held by the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

        ----------------------------------------------------------------------------------------------------------------------------
                                               Net Share               Purchase                                Realized     Dividend
        Affiliate                               Activity                   Cost          Sales Cost         Gain (Loss)       Income
        ----------------------------------------------------------------------------------------------------------------------------
        ANADIGICS, Inc.                         2,050,000          $  9,519,393        $          -       $          -     $       +
        Ambassadors Group, Inc.                  (126,800)         $    108,320        $  1,495,197       $  2,176,984     $ 222,659
        Ambassadors International, Inc.          (109,400)         $     96,419        $    990,395       $    564,301     $ 188,990
        CommScope, Inc.                           925,100          $          -        $          -       $          -     $       +
        Cornell Cos., Inc.                        (99,100)         $          -        $  1,650,157       $   (644,229)    $       +
        Dover Downs Gaming &
          Entertainment, Inc.*                   (122,214)         $     29,624        $  1,223,274       $    829,543     $ 107,803
        E.piphany, Inc.                         1,855,764          $  9,088,269        $  1,296,538       $    306,233     $       +
        Gibraltar Steel Corporation*              326,850          $  1,051,517        $  4,540,194       $  1,307,500     $  99,985
        Maxygen, Inc.                             561,400          $  5,823,477        $          -       $          -     $       +
        Parametric Technology Corp.*          (10,804,057)         $    413,056        $ 58,650,550       $ (2,145,490)    $       +
        Paxson Communications Corp.*           (3,492,200)         $          -        $ 36,109,222       $(32,198,774)    $       +
        Retek, Inc.                             2,959,067          $ 21,601,218        $  2,427,593       $ (1,254,090)    $       +
        Triumph Group, Inc.                      (128,200)         $    321,880        $  5,613,300       $   (206,721)    $       +
        Vical, Inc.                              (571,684)         $    393,551        $  9,630,221       $ (6,117,248)    $       +
        Vignette Corp.                          2,361,913          $  4,371,349        $  5,944,302       $ (9,257,479)    $       +
        Watsco, Inc.*                            (701,800)         $    457,725        $  8,100,065       $ 12,994,769     $ 283,580
        Wolverine Tube, Inc.                     (157,000)         $     57,150        $  2,469,454       $   (672,792)    $       +
        ----------------------------------------------------------------------------------------------------------------------------

+     Non-income producing security.
*     No longer an affiliated company as of December 31, 2004.
(b) Represents ownership in Oil Services HOLDRs Trust. The Oil Services HOLDRs Trust holds shares of common stock issued by 20 specified companies generally considered to be involved in various segments of the oil service industry.
(c) Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                                       Interest/
                                                        Net             Dividend
      Affiliate                                    Activity               Income
      --------------------------------------------------------------------------
      Merrill Lynch Series, LLC Cash Sweep
      Series I                               $ (56,713,182)          $ 1,362,882
      Merrill Lynch Series, LLC Cash Money
      Market Series                          $ 135,357,437           $   388,478
      Merrill Lynch Premier Institutional
      Fund                                     (37,373,937)          $    13,186
      --------------------------------------------------------------------------

(d)   Security was purchased with the cash proceeds from securities loans.
(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(f)   Security, or a portion of security, is on loan.

Master Value Opportunities Trust

Schedule of Investments as of December 31, 2004 (concluded)

(g) Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing, The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(i) iShares S&P SmallCap 600/BARRA Value Index Fund is an exchange traded fund. The fund seeks investment results that correspond to the performance of the S&P SmallCap 600/BARRA Value Index.
(j) iShares S&P SmallCap Index Fund is an exchange traded fund. The fund seeks investment results that correspond to the performance of the S&P SmallCap Index.
(k) Represents ownership in Energy Select Sector SPDR Fund, registered in the United States. The investment objective of the Energy Select Sector SPDR Fund is to provide investment results that correspond to the performance of The Energy Select Sector Index.
(l) Represents ownership in Financial Select Sector SPDR Fund, registered in the United States. The investment objective of the Financial Select Sector SPDR Fund is to provide investment results that correspond to the performance of The Financial Select Sector Index.
(m) Represents ownership in Mid-Cap SPDR Trust, a registered unit investment trust. The investment objective of the Mid-Cap SPDR Trust is to provide investment results that generally correspond to the price performance of the dividend yield of the component.
(n) Represents ownership in Nasdaq-100 Trust, a registered unit investment trust. The investment objective of the Nasdaq-100 Trust is to provide investment results that generally correspond to the performance of the Nasdaq-100 Index.
(o) iShares Russell 2000 Index Fund is an exchange-traded Fund. The Fund seeks investment results that correspond to the performance of the Russell 2000 Index.
(p)   Depositary Receipts.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Value Opportunities Fund, Inc. and Master Value Opportunities
Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer
    Merrill Lynch Value Opportunities Fund, Inc. and
    Master Value Opportunities Trust

Date: February 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Value Opportunities Fund, Inc. and
    Master Value Opportunities Trust

Date: February 24, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Value Opportunities Fund, Inc. and
    Master Value Opportunities Trust

Date: February 24, 2005